Supplemental Balance Sheet Information (Schedule Of Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Long-term deferred tax asset	$ 97.3	$ 156.3
Other intangible assets	143.7	111.9
Other	144.7	141.4
Total other assets	$ 385.7	$ 409.6